Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, shares authorized (in shares)	170,000,000	170,000,000	170,000,000
Common stock, shares issued (in shares)	9,226,058	9,190,504	7,853,759
Common stock, shares outstanding (in shares)	9,226,058	9,190,504	7,853,759
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001